Summary of Significant Accounting Policies - Net Loss per Share Attributable to Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Contingent consideration (in shares)	15,000,000
Series A redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share		18,421,897	18,421,897	18,421,897
Series B redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share		24,137,647	24,137,647	24,137,647
Series C redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share		11,241,283	11,241,283	11,241,283
Series D redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share		15,812,735	15,812,735	15,812,735
Exercise of options under stock plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	6,399,888	4,516,907	4,813,262	5,220,236
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	5,465,204	32,961	32,961	32,961